Annual Total Returns	Oct. 31, 2024	Oct. 31, 2023
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Prospectus [Line Items]
Annual Return [Percent]	12.10%	19.42%
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Prospectus [Line Items]
Annual Return [Percent]	8.61%	16.37%